TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Disclosure of detailed information of trade and other payables explanatory [table text block]

15

TRADE AND OTHER PAYABLES

Amounts in R million	2018	2017

Trade payables and accruals	227.0	200.9
Accrued leave pay	32.9	30.8
Provision for performance based incentives	24.7	2.2
Payroll accruals	18.7	17.9
	303.3	251.8

Interest relating to trade payables and accruals included in profit or loss	(1.5)	(2.7)